Schedule of outstanding stock options (Details) - EUR (€)	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-Based Payment Arrangement [Abstract]
Number of options outstanding, Beginning		970,308	586,923	540,523
Weighted average exercise price outstanding, Beginning		€ 3.65	€ 4.84	€ 4.99
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term		8 years 9 months 3 days	8 years 9 months	6 years 6 months 10 days	7 years 3 months 18 days
Aggregate intrinsic value outstanding, Beginning		€ 706,366	€ 67,596	€ 272,480
Number of options, Granted		1,067,617	587,650	46,400
Weighted average exercise price, Granted		€ 2.32	€ 2.87	€ 5.30
Weighted average remaining contractual term (Years), Granted		9 years 8 months 23 days	9 years 6 months	9 years 2 months 1 day
Aggregate intrinsic value, Granted
Number of options, Vested and exercised
Weighted average exercise price, Vested and exercised
Aggregate intrinsic value, Vested and exercised
Number of options, Cancelled or forfeited	(56,482)	(147,196)	(204,265)
Weighted average exercise price, Cancelled or forfeited		€ 3.21	€ 5.94
Aggregate intrinsic value, Cancelled or forfeited
Number of options outstanding, Ending	970,308	1,890,729	970,308	586,923	540,523
Weighted average exercise price outstanding, Ending	€ 3.65	€ 2.78	€ 3.65	€ 4.84	€ 4.99
Aggregate intrinsic value outstanding,Ending	€ 706,366	€ 4,643	€ 706,366	€ 67,596	€ 272,480
Number of options,Exercisable	514,210	845,607	514,210	382,785
Weighted average exercise price, Exercisable	€ 4.13	€ 3.44	€ 4.13	€ 5.11
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term		7 years 10 months 2 days	8 years 2 months 23 days	5 years 5 months 8 days
Aggregate intrinsic value, Exercisable	€ 199,667	€ 57	€ 199,667	€ 33,796
Number of options outstanding, Expected to vest	456,098	1,045,122	456,098	204,138
Weighted average exercise price outstanding, Expected to vest	€ 3.10	€ 2.24	€ 3.10	€ 4.34
Weighted average remaining contractual term (years) Outstanding expected to vest		9 years 6 months	9 years 3 months 29 days	8 years 6 months 29 days
Aggregate intrinsic value outstanding, Expected to vest	€ 506,699	€ 4,585	€ 506,699	€ 33,800